Note 14 - Commitments and Contingencies	6 Months Ended
Jun. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
14.     COMMITMENTS AND CONTINGENCIES

Future non-cancellable minimum lease payments that are non-cancellable under operating leases as of June 30, 2013 are:

Operating Leases
June 30, 2014	343
June 30, 2015	185
June 30, 2016	185
June 30, 2017	185
June 30, 2018	93
Thereafter	-
Total minimum lease payments	€991